Risk management - Exposure and impairment losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Exposure and impairment losses
Maximum exposure to credit risk	€ 903,647	€ 861,432	€ 943,903
Impairment losses	22,125	23,422	21,567
Financial instruments purchased credit impaired
Exposure and impairment losses
Maximum exposure to credit risk	420	497	706
Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	802,968	766,034	859,643
Impairment losses	4,149	4,458	3,980
Maximum exposure, financial instruments not included elsewhere	349,228	478,093	507,479
Stage 1 | Financial instruments not credit-impaired | Other units
Exposure and impairment losses
Maximum exposure to credit risk	102,631	98,121	38,174
Impairment losses	408	180	264
Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	69,968	64,962	52,897
Impairment losses	5,103	5,461	4,311
Stage 2 and 3 | Financial instruments not credit-impaired | Other units
Exposure and impairment losses
Maximum exposure to credit risk	1,870	3,613	1,422
Impairment losses	322	393	306
Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	30,711	30,436	31,363
Impairment losses	12,873	13,503	13,276
Stage 2 and 3 | Financial instruments credit-impaired | Other units
Exposure and impairment losses
Maximum exposure to credit risk	2,522	1,322	1,056
Impairment losses	841	277	91
Investment grade
Exposure and impairment losses
Maximum exposure to credit risk	579,241	498,642	558,295
Investment grade | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	565,443	489,518	552,763
Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	13,798	9,124	5,532
Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
Speculation grade
Exposure and impairment losses
Maximum exposure to credit risk	293,695	332,354	354,245
Speculation grade | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	237,525	276,516	306,880
Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	56,170	55,838	47,365
Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
Default
Exposure and impairment losses
Maximum exposure to credit risk	30,711	30,436	31,363
Default | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
Default | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
Default | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	€ 30,711	€ 30,436	€ 31,363